Revenue Recognition - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 344,638	$ 327,516	$ 297,610
Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
United States
Disaggregation of Revenue [Line Items]
Revenues	$ 186,977	$ 198,803	$ 180,240
United States | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	54.00%	61.00%	61.00%
EMEA
Disaggregation of Revenue [Line Items]
Revenues	$ 101,837	$ 86,786	$ 83,113
EMEA | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	30.00%	26.00%	27.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 33,986	$ 22,371	$ 16,699
Asia Pacific | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%	7.00%	6.00%
Israel
Disaggregation of Revenue [Line Items]
Revenues	$ 3,900	$ 3,300	$ 1,300
Americas
Disaggregation of Revenue [Line Items]
Revenues	$ 21,838	$ 19,556	$ 17,558
Americas | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	6.00%	6.00%	6.00%